COLUMBIA EMERGING MARKETS BOND FUND

Not FDIC or NCUA Insured ● No Financial Institution Guarantee ● May Lose Value

PORTFOLIO OF INVESTMENTS

Columbia Emerging Markets Bond Fund, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Corporate Bonds & Notes 8.9%

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
China 0.1%
Country Garden Holdings Co., Ltd.(a),(b)
07/12/2026	0.000%	3,600,000	322,257

Colombia 0.9%
Millicom International Cellular SA(a)
01/15/2028	5.125%	1,215,000	1,097,043
03/25/2029	6.250%	1,260,000	1,166,925
03/25/2029	6.250%	180,000	166,704

Total			2,430,672

India 0.4%
Adani Electricity Mumbai Ltd.(a)
02/12/2030	3.949%	1,300,000	1,019,914

Isle of Man 0.2%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	565,000	475,990

Jersey 1.2%
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	1,780,000	1,416,387
09/30/2040	2.940%	2,487,698	1,958,821

Total			3,375,208

Jordan 0.3%
Jordan Government International Bond(a)
01/13/2029	7.500%	722,000	717,063

Macau 0.5%
Sands China Ltd.(c)
06/18/2030	4.875%	1,500,000	1,317,949

Netherlands 1.0%
Braskem Netherlands Finance BV(a)
01/12/2031	8.500%	422,000	413,452
02/13/2033	7.250%	440,000	402,486
01/31/2050	5.875%	2,000,000	1,471,524
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	525,705	483,851

Total			2,771,313

Peru 0.1%
Hunt Oil Co of Peru LLC Sucursal Del Peru(a)
09/18/2033	8.550%	266,000	275,850

Russian Federation 0.4%
Phosagro OAO Via Phosagro Bond Funding DAC(a)
09/16/2028	2.600%	1,532,000	1,018,138

Corporate Bonds & Notes (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Saudi Arabia 0.4%
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	1,100,000	1,099,698

United States 0.5%
Sasol Financing USA LLC
03/18/2031	5.500%	1,800,000	1,466,524

Virgin Islands 2.9%
JGSH Philippines Ltd.(a)
07/09/2030	4.125%	6,100,000	5,467,688
Studio City Finance Ltd.(a)
01/15/2029	5.000%	2,900,000	2,252,497

Total			7,720,185

Total Corporate Bonds & Notes (Cost $26,910,987)			24,010,761

Foreign Government Obligations(d),(e) 78.2%
Angola 1.7%
Angolan Government International Bond(a)
11/26/2029	8.000%	3,600,000	3,035,272
05/08/2048	9.375%	2,143,000	1,654,462

Total			4,689,734

Argentina 2.0%
Argentine Republic Government International Bond(c)
07/09/2035	1.500%	16,000,000	5,192,860
07/09/2046	1.750%	610,000	199,562

Total			5,392,422

Azerbaijan 0.2%
Republic of Azerbaijan International Bond(a)
09/01/2032	3.500%	637,000	530,577

Bahrain 1.7%
Bahrain Government International Bond(a)
05/18/2034	5.625%	2,443,000	2,143,457
CBB International Sukuk Programme Co. WLL(a)
05/18/2029	3.875%	2,707,000	2,402,181

Total			4,545,638

Brazil 1.0%
Brazilian Government International Bond
06/12/2030	3.875%	1,767,000	1,577,447
01/27/2045	5.000%	1,600,000	1,231,262

Total			2,808,709

2	Columbia Emerging Markets Bond Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS  (continued)

Columbia Emerging Markets Bond Fund, November 30, 2023 (Unaudited)

Foreign Government Obligations(d),(e) (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)		Value ($)
Chile 2.1%
Chile Government International Bond
01/25/2050	3.500%		1,500,000	1,065,312
Corp. Nacional del Cobre de Chile(a)
01/08/2034	5.950%		4,083,000	4,006,811
Empresa Nacional del Petroleo(a)
05/10/2033	6.150%		613,000	596,071

Total				5,668,194

Colombia 4.0%
Colombia Government International Bond
01/30/2030	3.000%		6,600,000	5,288,563
04/15/2031	3.125%		4,768,000	3,682,012
04/22/2032	3.250%		1,652,000	1,244,061
11/14/2035	8.000%		418,000	432,420

Total				10,647,056

Costa Rica 0.2%
Costa Rica Government International Bond(a)
11/13/2054	7.300%		515,000	527,171

Croatia 0.3%
Croatia Government International Bond(a)
01/26/2024	6.000%		767,000	766,502

Dominican Republic 2.8%
Dominican Republic International Bond(a)
01/30/2030	4.500%		2,489,000	2,200,783
09/23/2032	4.875%		3,428,000	2,961,320
04/30/2044	7.450%		1,297,000	1,284,784
06/05/2049	6.400%		1,300,000	1,146,311

Total				7,593,198

Ecuador 0.9%
Ecuador Government International Bond(a),(c)
07/31/2030	6.000%		3,500,000	1,625,744
07/31/2035	3.500%		630,416	223,203
07/31/2040	2.500%		1,635,182	512,098

Total				2,361,045

Egypt 2.6%
Egypt Government International Bond(a)
04/16/2030	5.625%	EUR	2,200,000	1,436,622
04/11/2031	6.375%	EUR	1,700,000	1,101,456
05/29/2032	7.625%		2,500,000	1,588,685
09/30/2033	7.300%		3,600,000	2,199,544
02/21/2048	7.903%		1,252,000	688,684

Total				7,014,991

Foreign Government Obligations(d),(e) (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)		Value ($)
Guatemala 0.3%
Guatemala Government Bond(a)
10/07/2033	3.700%		792,000	614,022
06/01/2050	6.125%		357,000	305,204

Total				919,226

Hungary 1.0%
Hungary Government International Bond(a)
09/22/2031	2.125%		905,000	697,202
09/21/2051	3.125%		2,700,000	1,644,804
09/25/2052	6.750%		457,000	466,156

Total				2,808,162

India 1.3%
Export-Import Bank of India(a)
01/15/2030	3.250%		3,900,000	3,429,555

Indonesia 5.6%
Indonesia Asahan Aluminium Persero PT(a)
05/15/2050	5.800%		4,400,000	3,831,119
Indonesia Government International Bond(a)
01/15/2045	5.125%		2,300,000	2,209,713
Indonesia Government International Bond
10/30/2049	3.700%		4,100,000	3,126,196
03/31/2052	4.300%		555,000	462,908
Indonesia Treasury Bond
04/15/2032	6.375%	IDR	50,550,000,000	3,206,499
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%		1,145,000	1,093,796
PT Perusahaan Listrik Negara(a)
07/17/2049	4.875%		1,500,000	1,188,077

Total				15,118,308

Ivory Coast 1.4%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	3,440,000	3,242,638
06/15/2033	6.125%		700,000	614,611

Total				3,857,249

Kazakhstan 2.2%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%		2,200,000	2,093,649
04/24/2030	5.375%		3,287,000	3,094,231
04/19/2047	5.750%		1,018,000	811,119

Total				5,998,999

Malaysia 0.6%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		1,795,000	1,636,479

Columbia Emerging Markets Bond Fund | First Quarter Report 2023	3

PORTFOLIO OF INVESTMENTS  (continued)

Columbia Emerging Markets Bond Fund, November 30, 2023 (Unaudited)

Foreign Government Obligations(d),(e) (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)		Value ($)
Mexico 8.7%
Comision Federal de Electricidad(a)
07/26/2033	3.875%		4,100,000	3,115,627
Mexican Bonos
05/31/2029	8.500%	MXN	61,500,000	3,421,336
Mexico Government International Bond
04/16/2030	3.250%		5,250,000	4,616,335
01/15/2047	4.350%		1,800,000	1,355,589
02/10/2048	4.600%		1,600,000	1,240,584
Petroleos Mexicanos
11/12/2026	7.470%	MXN	42,200,000	2,116,864
01/28/2031	5.950%		1,758,000	1,317,878
02/16/2032	6.700%		1,382,000	1,076,777
02/07/2033	10.000%		898,000	838,217
01/23/2045	6.375%		4,800,000	2,883,362
01/23/2050	7.690%		2,264,000	1,502,900

Total				23,485,469

Mongolia 0.5%
Mongolia Government International Bond(a)
01/19/2028	8.650%		340,000	350,409
07/07/2031	4.450%		1,100,000	890,154

Total				1,240,563

Morocco 0.5%
OCP SA(a)
06/23/2051	5.125%		2,000,000	1,433,489

Nigeria 1.2%
Nigeria Government International Bond(a)
09/28/2028	6.125%		1,100,000	935,702
09/28/2033	7.375%		1,600,000	1,271,566
11/28/2047	7.625%		1,300,000	945,071

Total				3,152,339

Oman 1.3%
Oman Government International Bond(a)
01/25/2031	6.250%		1,339,000	1,376,958
01/17/2048	6.750%		2,087,000	2,034,497

Total				3,411,455

Pakistan 0.6%
Pakistan Government International Bond(a)
09/30/2025	8.250%		419,000	351,712
12/05/2027	6.875%		1,000,000	656,031
04/08/2031	7.375%		1,078,000	642,360

Total				1,650,103

Foreign Government Obligations(d),(e) (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
Panama 2.7%
Panama Government International Bond
03/16/2025	3.750%	900,000	868,590
09/29/2032	2.252%	2,200,000	1,543,060
01/19/2033	3.298%	2,186,000	1,655,751
02/14/2035	6.400%	919,000	861,291
01/31/2036	6.875%	1,304,000	1,249,783
01/19/2063	4.500%	1,583,000	976,667

Total			7,155,142

Paraguay 1.5%
Paraguay Government International Bond(a)
08/11/2044	6.100%	3,700,000	3,390,467
03/30/2050	5.400%	925,000	758,618

Total			4,149,085

Peru 1.9%
Peruvian Government International Bond
01/15/2034	3.000%	2,625,000	2,119,397
11/18/2050	5.625%	3,099,000	3,010,409

Total			5,129,806

Philippines 1.0%
Philippine Government International Bond
07/06/2046	3.200%	3,654,000	2,575,998

Qatar 4.8%
Ooredoo International Finance Ltd.(a)
04/08/2031	2.625%	1,063,000	893,932
Qatar Government International Bond(a)
04/23/2028	4.500%	700,000	695,616
03/14/2029	4.000%	4,700,000	4,552,702
04/23/2048	5.103%	2,350,000	2,178,594
03/14/2049	4.817%	1,411,000	1,257,950
04/16/2050	4.400%	1,276,000	1,072,361
Qatar Petroleum(a)
07/12/2031	2.250%	2,763,000	2,266,319

Total			12,917,474

Romania 1.4%
Romanian Government International Bond(a)
02/27/2027	3.000%	2,284,000	2,091,082
02/14/2051	4.000%	2,400,000	1,584,445

Total			3,675,527

Russian Federation 0.3%
Gazprom PJSC via Gaz Finance PLC(a),(f)
02/25/2030	3.250%	1,383,000	797,190

4	Columbia Emerging Markets Bond Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS  (continued)

Columbia Emerging Markets Bond Fund, November 30, 2023 (Unaudited)

Foreign Government Obligations(d),(e) (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)		Value ($)
Saudi Arabia 5.6%
Gaci First Investment Co.(a)
02/14/2035	4.875%		2,900,000	2,710,366
02/14/2053	5.125%		4,200,000	3,508,533
KSA Sukuk Ltd.(a)
10/29/2029	2.969%		1,400,000	1,259,575
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%		1,497,000	1,235,195
Saudi Government International Bond(a)
01/21/2055	3.750%		3,950,000	2,726,132
01/21/2055	3.750%		2,200,000	1,518,352
02/02/2061	3.450%		3,500,000	2,216,945

Total				15,175,098

Serbia 0.3%
Serbia International Bond(a)
12/01/2030	2.125%		965,000	740,451

South Africa 2.9%
Eskom Holdings SOC Ltd.(a)
02/11/2025	7.125%		2,300,000	2,291,612
Republic of South Africa Government Bond
02/28/2048	8.750%	ZAR	85,000,000	3,323,065
Republic of South Africa Government International Bond
09/30/2049	5.750%		1,746,000	1,262,652
04/20/2052	7.300%		1,000,000	860,152

Total				7,737,481

Sri Lanka 0.5%
Sri Lanka Government International Bond(a),(b)
11/03/2025	0.000%		500,000	256,633
03/14/2029	0.000%		1,000,000	501,662
03/28/2030	0.000%		1,300,000	652,861

Total				1,411,156

Turkey 4.3%
Turkey Government International Bond
04/14/2026	4.250%		1,350,000	1,267,575
03/25/2027	6.000%		2,000,000	1,920,037
02/17/2028	5.125%		4,900,000	4,491,475
03/14/2029	9.375%		800,000	847,714
04/26/2029	7.625%		2,400,000	2,378,169
05/30/2040	6.750%		760,000	639,993

Total				11,544,963

Ukraine 1.1%
Ukraine Government International Bond(a)
09/01/2028	7.750%		7,000,000	1,936,340
05/21/2031	6.876%		3,810,000	889,296

Total				2,825,636

Foreign Government Obligations(d),(e) (continued)

	Coupon	Principal
Issuer	Rate	Amount ($)	Value ($)
United Arab Emirates 3.4%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%	2,500,000	1,678,656
04/16/2050	3.875%	385,000	296,963
Abu Dhabi Ports Co. PJSC(a)
05/06/2031	2.500%	1,800,000	1,480,202
DP World Ltd.(a)
09/25/2048	5.625%	500,000	443,691
DP World PLC(a)
07/02/2037	6.850%	3,600,000	3,797,587
MDGH GMTN (RSC), Ltd.(a)
04/28/2033	5.500%	1,292,000	1,314,635
MDGH GMTN RSC Ltd.(a)
05/22/2053	5.084%	205,000	185,665

Total			9,197,399

Venezuela 1.5%
Petroleos de Venezuela SA(a),(b)
05/16/2024	0.000%	22,627,059	2,718,799
Venezuela Government International Bond(a),(b)
10/13/2024	0.000%	7,500,000	1,207,011

Total			3,925,810

Zambia 0.3%
Zambia Government International Bond(a),(b)
04/14/2024	8.500%	1,200,000	729,638

Total Foreign Government Obligations (Cost $263,492,420)			210,374,487

Money Market Funds 11.5%

		Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(g),(h)		31,039,070	31,032,862

Total Money Market Funds (Cost $31,030,671)			31,032,862

Total Investments in Securities (Cost $321,434,078)			265,418,110

Other Assets & Liabilities, Net			3,789,952

Net Assets			$269,208,062

Columbia Emerging Markets Bond Fund | First Quarter Report 2023	5

PORTFOLIO OF INVESTMENTS  (continued)

Columbia Emerging Markets Bond Fund, November 30, 2023 (Unaudited)

Investments in derivatives Forward foreign currency exchange contracts

Currency to	Currency to		Settlement	Unrealized	Unrealized
be sold	be purchased	Counterparty	date	appreciation ($)	depreciation ($)
5,387,003 EUR	5,719,074 USD	Citi	12/07/2023	—	(145,530)
104,627,200 MXN	5,704,397 USD	Goldman Sachs International	12/07/2023	—	(316,598)

Total				—	(462,128)

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2023, the total value of these securities amounted to $152,194,063, which represents 56.53% of total net assets.

(b)	Represents a security in default.
(c)

Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2023.

(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)

As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.

(g)	The rate shown is the seven-day current annualized yield at November 30, 2023.
(h)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	47,082,778	34,893,421	(50,941,781)	(1,556)	31,032,862	2,201	503,977	31,039,070

Currency Legend

EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	US Dollar
ZAR	South African Rand

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

6	Columbia Emerging Markets Bond Fund | First Quarter Report 2023

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